Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Prior to IPO	Subsequent to IPO	Common Stock Common Class A	Common Stock Common Class B	Common Stock Class R Redeemable Stock	Deferred Shares	Additional Paid-In Capital	Shareholders' Contributions	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Retained Earnings Prior to IPO	Retained Earnings Subsequent to IPO	Accumulated Other Comprehensive Income/(Loss)	Non-Controlling Interest	Non-Controlling Interest Prior to IPO	Non-Controlling Interest Subsequent to IPO	Treasury Interests	Unitholders' Contributions	Accumulated Other Comprehensive Income/(Loss)	Accumulated Other Comprehensive Income/(Loss) Cumulative Effect, Period of Adoption, Adjustment
Beginning balance at Dec. 31, 2016	$ 4,445,620										$ 180,595					$ 268,960				$ 3,282,516	$ 713,549
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions	(996,086)										(735,174)					(260,912)
Net income	1,343,180										1,210,025					133,155
Change in unrealized movement on available for sale debt securities	(341,099)																				(341,099)
Reclassification of loss on interest rate swaps	8,931																				8,931
Ending balance at Dec. 31, 2017	4,460,546										655,446	$ (2,863)				141,203				3,282,516	381,381	$ 2,863
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions	(1,031,823)										(814,359)					(217,464)
Net income	1,517,855										1,377,729					140,126
Change in unrealized movement on available for sale debt securities	(402,502)																				(402,502)
Reclassification of loss on interest rate swaps	$ 8,003																				8,003
Ending balance (in shares) at Dec. 31, 2018	36,705,936
Ending balance at Dec. 31, 2018	$ 4,552,079										1,215,953				$ (10,255)	63,865			$ 0	3,282,516	(10,255)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions	(475,629)										(396,049)					(79,580)
Net income	574,864										519,157					55,707
Change in unrealized movement on available for sale debt securities	2,939														2,939
Reclassification of loss on interest rate swaps	3,189														3,189
Purchase of treasury interests	(4,228)																		(4,228)
Ending balance at Jun. 30, 2019	$ 4,653,214										1,339,061				(4,127)	39,992			(4,228)	3,282,516
Beginning balance (in shares) at Dec. 31, 2018	36,705,936
Beginning balance at Dec. 31, 2018	$ 4,552,079										1,215,953				(10,255)	63,865			0	3,282,516	(10,255)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions	(880,142)										(739,276)					(140,866)
Net income	2,461,419										2,348,535					112,884
Change in unrealized movement on available for sale debt securities	6,159																				6,159
Reclassification of loss on interest rate swaps	6,189																				6,189
Purchase of treasury interests	$ (4,266)																		(4,266)
Ending balance (in shares) at Dec. 31, 2019	36,705,936				0	0	0	0
Ending balance at Dec. 31, 2019	$ 6,141,438	$ (192,705)			$ 0	$ 0	$ 0	$ 0	$ 0	$ 3,282,516	2,825,212	(192,705)			2,093	35,883			(4,266)	3,282,516	2,093
Beginning balance at Mar. 31, 2019	4,705,337										1,385,728				(8,668)	48,088			(2,327)	3,282,516
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions	(233,533)										(198,380)					(35,153)
Net income	178,770										151,713					27,057
Change in unrealized movement on available for sale debt securities	2,939														2,939
Reclassification of loss on interest rate swaps	1,602														1,602
Purchase of treasury interests	(1,901)																		(1,901)
Ending balance at Jun. 30, 2019	4,653,214										1,339,061				(4,127)	39,992			(4,228)	3,282,516
Beginning balance at Dec. 31, 2019	6,141,438	$ (192,705)			$ 0	$ 0	$ 0	$ 0	0	3,282,516	2,825,212	(192,705)			2,093	35,883			(4,266)	$ 3,282,516	$ 2,093
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions	1,447,965									307,646						1,140,319
Transfer of interests	0									(1,037,161)						1,037,161
Distributions	(689,684)										(313,408)					(376,276)
Initial share issuance upon registration of plc (in shares)							50,000
Net income	711,072		$ 624,885	$ 86,187									$ 479,842	$ 33,472		52,715	$ 145,043	$ 52,715
Initial share issuance upon registration of plc	63						$ 63
Issuance of Class B shares to Continuing Investor Partnerships (in shares)						535,383,000
Issuance of Class B shares to Continuing Investors Partnerships	1					$ 1
Effect of exchange by Continuing Investors of Class B shares for Class A shares and reallocation of historical equity (in shares)					294,176,000	(294,176,000)		294,176,000
Effect of exchange by Continuing Investors of Class B shares for Class A shares and reallocation of historical equity	(1)				$ 30	$ (1)			1,402,762	(2,553,001)	(1,261,014)				(24,022)	2,433,098			2,147
Issuance of Class A ordinary shares sold in initial public offering, net of offering costs (in shares)					71,652,000
Issuance of Class A shares sold in initial public offering, net of offering costs	1,909,332				$ 7				1,150,735							758,590
Share based compensation	3,740								3,740
Issuance of Class A shares under equity incentive plan (in shares)					71,000
Change in unrealized movement on available for sale debt securities	59,674														48,378	11,296
Reclassification of loss on interest rate swaps	4,066														4,066
Ending balance (in shares) at Jun. 30, 2020					365,899,000	241,207,000	50,000	294,176,000
Ending balance at Jun. 30, 2020	9,394,961				$ 37	$ 0	$ 63	$ 0	2,557,237	0	1,571,399	(192,705)			30,515	5,237,829			(2,119)
Beginning balance (in shares) at Mar. 31, 2020					0	0	0	0
Beginning balance at Mar. 31, 2020	7,162,693				$ 0	$ 0	$ 0	$ 0	0	2,553,001	2,561,971				49,212	2,002,775			(4,266)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions	6,691															6,691
Distributions	(296,483)										(171,632)					(124,851)
Initial share issuance upon registration of plc (in shares)							50,000
Net income	601,976		$ 515,789	$ 86,187									$ 408,602	$ 33,472		52,715	$ 107,187	$ 52,715
Initial share issuance upon registration of plc	63						$ 63
Issuance of Class B shares to Continuing Investor Partnerships (in shares)						535,383,000
Issuance of Class B shares to Continuing Investors Partnerships	1					$ 1
Effect of exchange by Continuing Investors of Class B shares for Class A shares and reallocation of historical equity (in shares)					294,176,000	(294,176,000)		294,176,000
Effect of exchange by Continuing Investors of Class B shares for Class A shares and reallocation of historical equity	(1)				$ 30	$ (1)			1,402,762	(2,553,001)	(1,261,014)				(24,022)	2,433,098			2,147
Issuance of Class A ordinary shares sold in initial public offering, net of offering costs (in shares)					71,652,000
Issuance of Class A shares sold in initial public offering, net of offering costs	1,909,332				$ 7				1,150,735							758,590
Share based compensation	3,740								3,740
Issuance of Class A shares under equity incentive plan (in shares)					71,000
Change in unrealized movement on available for sale debt securities	6,949														5,325	1,624
Reclassification of loss on interest rate swaps	0
Ending balance (in shares) at Jun. 30, 2020					365,899,000	241,207,000	50,000	294,176,000
Ending balance at Jun. 30, 2020	$ 9,394,961				$ 37	$ 0	$ 63	$ 0	$ 2,557,237	$ 0	$ 1,571,399	$ (192,705)			$ 30,515	$ 5,237,829			$ (2,119)